Property and Equipment (Details) - USD ($) $ in Thousands	Jan. 31, 2025	Jan. 31, 2024
Property and Equipment
Cost	$ 43,637	$ 54,180
Accumulated depreciation	31,156	42,628
Net	12,481	11,552
Computer equipment and software
Property and Equipment
Cost	39,261	48,943
Accumulated depreciation	27,507	38,825
Furniture and fixtures
Property and Equipment
Cost	1,193	1,432
Accumulated depreciation	1,076	1,287
Leasehold improvements
Property and Equipment
Cost	718	994
Accumulated depreciation	529	730
Equipment installed with customers
Property and Equipment
Cost	2,430	2,314
Accumulated depreciation	2,044	1,786
Assets under construction
Property and Equipment
Cost	$ 35	$ 497